Consolidated Statement of Changes in Equity - USD ($)	Total	Preference Shares	Ordinary Shares	Capital Surplus	Capital Surplus Ordinary Shares	Capital Surplus Share Options Reserve	Accumulated Deficits
Beginning balance	$ (37,615,591)	$ 3,296	$ 6,388	$ 3,716,905		$ 3,716,905	$ (41,342,180)
Beginning balance, share at Dec. 31, 2015		73,504,898	12,775,002
Issuance of preference shares		9,723,896
Conversion to ordinary shares from preference shares	64,595,770	$ (3,296)	$ 41,614	64,557,452	$ 64,557,452
Conversion to ordinary shares from preference shares, share		(83,228,794)	83,228,794
Adjustment of par value to NT$10 (US$0.6383)			$ 30,639,655	(30,639,655)	(30,639,655)
Issuance of new share capital (Notes 14 and 19)	22,223,869		$ 6,022,409	16,201,460	16,201,460
Issue of new share capital, share			19,667,144
Recognition of employee share options by the Company (Note 19)	1,419,923			1,419,923		1,419,923
Net loss	(9,049,103)						(9,049,103)
Total comprehensive loss	(9,049,103)						(9,049,103)
Ending balance, share at Dec. 31, 2016			115,670,940
Beginning balance	41,574,868		$ 36,710,066	55,256,085	50,119,257	5,136,828	(50,391,283)
Issuance of new share capital (Notes 14 and 19)	33,060,951		$ 4,803,950	28,257,001	28,265,033	(8,032)
Issue of new share capital, share			14,458,000
Recognition of employee share options by the Company (Note 19)	769,595			769,595		769,595
Net loss	(39,891,978)						(39,891,978)
Total comprehensive loss	(39,891,978)						(39,891,978)
Ending balance, share at Dec. 31, 2017			130,128,940
Beginning balance	35,513,436		$ 41,514,016	84,282,681	78,384,290	5,898,391	(90,283,261)
Issuance of new share capital (Notes 14 and 19)	42,180,000		$ 10,073,977	32,106,023	32,106,023
Issue of new share capital, share			30,000,000
Transaction costs attributable to the issuance of ordinary shares	(5,388,866)			(5,388,866)	(5,388,866)
Issuance of ordinary shares under employee share option plan (Note 19)	48,000		$ 39,226	8,774	41,915	(33,141)
Issuance of ordinary shares under employee share option plan, share			120,000
Recognition of employee share options by the Company (Note 19)	451,060			451,060		451,060
Net loss	(42,185,597)						(42,185,597)
Total comprehensive loss	(42,185,597)						(42,185,597)
Ending balance, share at Dec. 31, 2018			160,248,940
Beginning balance	$ 30,618,033		$ 51,627,219	$ 111,459,672	$ 105,143,362	$ 6,316,310	$ (132,468,858)